UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Corporate Bond Fund	October 31, 2017 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds – 0.71%
Blackstone Mortgage Trust 4.375% exercise price $35.67,
maturity date 5/5/22	2,190,000	$2,226,956
Clearwire Communications 144A 8.25% exercise price
$7.08, maturity date 12/1/40 #	5,502,000	5,557,020
Total Convertible Bonds (cost $7,804,098)		7,783,976

Corporate Bonds – 94.59%
Banking – 24.42%
Ally Financial 8.00% 11/1/31	1,840,000	2,442,600
Banco Santander 3.80% 2/23/28	3,600,000	3,602,110
Bank of America
3.593% 7/21/28 µ	2,560,000	2,590,037
4.183% 11/25/27	7,535,000	7,871,412
4.443% 1/20/48 µ	4,030,000	4,377,941
Bank of New York Mellon
2.661% 5/16/23 µ	1,580,000	1,582,978
4.625%µψ	5,430,000	5,599,687
Barclays
4.836% 5/9/28	1,940,000	2,025,917
8.25%µψ	2,750,000	2,927,609
BB&T 2.85% 10/26/24	5,820,000	5,810,909
Citigroup 3.52% 10/27/28 µ	2,630,000	2,630,763
Citizens Bank 2.65% 5/26/22	5,385,000	5,386,409
Compass Bank 3.875% 4/10/25	7,970,000	7,991,572
Credit Suisse Group 144A 4.282% 1/9/28 #	2,145,000	2,238,563
Credit Suisse Group Funding Guernsey 4.55% 4/17/26	11,330,000	12,199,565
Fifth Third Bancorp 2.60% 6/15/22	2,380,000	2,373,241
Fifth Third Bank 3.85% 3/15/26	7,115,000	7,354,664
Goldman Sachs Group
3.272% 9/29/25 µ	1,740,000	1,736,417
3.691% 6/5/28 µ	12,300,000	12,425,740
5.15% 5/22/45	3,800,000	4,335,573
6.00% 6/15/20	835,000	913,437
Huntington National Bank 2.50% 8/7/22	1,600,000	1,590,235
JPMorgan Chase & Co.
3.54% 5/1/28 µ	2,965,000	3,002,817
3.882% 7/24/38 µ	4,115,000	4,161,320
4.032% 7/24/48 µ	1,730,000	1,768,649
4.25% 10/1/27	3,905,000	4,141,561
6.75%µψ	4,000,000	4,590,000
KeyBank
2.30% 9/14/22	6,135,000	6,080,003

NQ-460 [4/17] 6/17 (316738)     1

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
KeyBank
2.40% 6/9/22	4,495,000	$4,475,353
3.40% 5/20/26	10,610,000	10,586,313
Lloyds Banking Group
2.907% 11/7/23 µ	2,880,000	2,880,000
3.574% 11/7/28 µ	5,950,000	5,950,000
Morgan Stanley
2.532% (LIBOR03M + 1.22%) 5/8/24 ●	5,840,000	5,942,568
3.591% 7/22/28 µ	1,305,000	1,316,614
3.95% 4/23/27	2,340,000	2,390,140
4.375% 1/22/47	7,725,000	8,242,739
5.00% 11/24/25	1,710,000	1,875,570
Nationwide Building Society 144A 4.125% 10/18/32 #µ	6,865,000	6,877,980
PNC Bank 3.10% 10/25/27	8,035,000	8,020,608
PNC Financial Services Group 5.00%µψ	4,560,000	4,845,000
Popular 7.00% 7/1/19	4,475,000	4,586,875
Regions Financial 2.75% 8/14/22	1,795,000	1,799,766
Royal Bank of Scotland Group
3.875% 9/12/23	7,560,000	7,762,303
8.625%µψ	2,470,000	2,803,203
Santander UK 144A 5.00% 11/7/23 #	6,475,000	7,010,890
Santander UK Group Holdings 3.823% 11/3/28 µ	3,495,000	3,525,327
State Street 2.653% 5/15/23 µ	5,500,000	5,530,492
SunTrust Banks
2.45% 8/1/22	2,765,000	2,755,579
5.05%µψ	7,040,000	7,237,120
SVB Financial Group 3.50% 1/29/25	655,000	659,572
UBS 7.625% 8/17/22	7,555,000	8,933,788
UBS Group Funding Switzerland
144A 2.859% 8/15/23 #µ	705,000	704,605
144A 4.253% 3/23/28 #	2,975,000	3,140,419
US Bancorp 3.15% 4/27/27	9,290,000	9,337,301
USB Capital IX 3.50% (LIBOR03M + 1.02%)ψ●	3,207,000	2,883,863
Wells Fargo & Co. 4.75% 12/7/46	2,045,000	2,235,127
Wells Fargo Capital X 5.95% 12/15/36	5,645,000	6,378,850
Westpac Banking
4.322% 11/23/31 µ	855,000	887,678
5.00%µψ	1,180,000	1,186,941
Zions Bancorporation 4.50% 6/13/23	2,860,000	3,031,140
		269,545,453
Basic Industry – 5.20%
Anglo American Capital 144A 4.875% 5/14/25 #	7,750,000	8,287,653

2     NQ-460 [4/17] 6/17 (316738)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Barrick North America Finance 5.75% 5/1/43	3,645,000	$4,543,905
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	9,455,000	10,381,590
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	2,780,000	2,767,907
Dow Chemical 8.55% 5/15/19	6,930,000	7,611,751
Equate Petrochemical 144A 3.00% 3/3/22 #	2,840,000	2,815,860
Georgia-Pacific 8.00% 1/15/24	8,345,000	10,737,299
International Paper 4.35% 8/15/48	1,560,000	1,609,953
Mosaic 5.625% 11/15/43	3,870,000	4,072,792
Steel Dynamics 5.00% 12/15/26	975,000	1,033,500
WestRock
144A 3.00% 9/15/24 #	1,810,000	1,806,068
144A 3.375% 9/15/27 #	1,710,000	1,704,915
		57,373,193
Brokerage – 2.15%
Charles Schwab 5.00%µψ	1,480,000	1,498,500
E*TRADE Financial
3.80% 8/24/27	3,610,000	3,640,452
5.875%µψ	3,960,000	4,237,200
Intercontinental Exchange 3.10% 9/15/27	2,370,000	2,359,553
Jefferies Group
5.125% 1/20/23	255,000	277,869
6.45% 6/8/27	5,627,000	6,593,025
6.50% 1/20/43	1,575,000	1,811,273
Lazard Group
3.625% 3/1/27	2,260,000	2,258,352
3.75% 2/13/25	1,075,000	1,098,884
		23,775,108
Capital Goods – 5.63%
3M 2.875% 10/15/27	3,475,000	3,478,827
Allegion US Holding
3.20% 10/1/24	1,965,000	1,973,960
3.55% 10/1/27	3,466,000	3,467,698
Ardagh Packaging Finance 144A 4.625% 5/15/23 #	2,900,000	2,990,625
Boral Finance 144A 3.75% 5/1/28 #	1,430,000	1,443,460
Eaton 3.103% 9/15/27	5,680,000	5,604,742
LafargeHolcim Finance US 144A 3.50% 9/22/26 #	8,095,000	8,074,084
Northrop Grumman
3.25% 1/15/28	2,575,000	2,596,675
4.03% 10/15/47	2,945,000	3,035,688
Rockwell Collins
3.20% 3/15/24	2,190,000	2,235,806
3.50% 3/15/27	6,490,000	6,673,966

NQ-460 [4/17] 6/17 (316738)     3

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Siemens Financieringsmaatschappij
144A 3.125% 3/16/24 #	3,505,000	$3,586,706
144A 4.20% 3/16/47 #	3,725,000	4,015,890
Standard Industries 144A 5.00% 2/15/27 #	2,585,000	2,700,550
United Technologies
2.80% 5/4/24	2,895,000	2,894,027
3.75% 11/1/46	3,675,000	3,590,031
Waste Management 3.15% 11/15/27	3,735,000	3,742,835
		62,105,570
Communications – 11.95%
AMC Networks 4.75% 8/1/25	2,450,000	2,453,063
American Tower 4.00% 6/1/25	2,825,000	2,938,762
American Tower Trust I 144A 3.07% 3/15/23 #	3,726,000	3,783,518
AT&T
3.90% 8/14/27	3,110,000	3,102,036
4.25% 3/1/27	3,730,000	3,831,888
4.90% 8/14/37	2,555,000	2,561,782
5.15% 2/14/50	2,085,000	2,063,919
5.25% 3/1/37	830,000	870,898
CCO Holdings
144A 5.125% 5/1/23 #	870,000	909,150
144A 5.50% 5/1/26 #	2,565,000	2,635,537
144A 5.875% 4/1/24 #	335,000	357,613
Comcast 3.15% 2/15/28	6,685,000	6,633,035
Crown Castle International
3.65% 9/1/27	5,260,000	5,259,382
5.25% 1/15/23	3,580,000	3,959,424
Crown Castle Towers 144A 3.663% 5/15/25 #	7,035,000	7,210,875
CSC Holdings 144A 6.625% 10/15/25 #	2,125,000	2,334,313
Discovery Communications
3.95% 3/20/28	7,115,000	7,071,125
5.20% 9/20/47	5,230,000	5,347,567
Gray Television 144A 5.875% 7/15/26 #	2,645,000	2,717,738
Grupo Televisa 5.00% 5/13/45	2,220,000	2,225,619
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	2,130,000	2,123,956
Historic TW 6.875% 6/15/18	5,285,000	5,446,234
Myriad International Holdings 144A 4.85% 7/6/27 #	1,585,000	1,630,924
Nielsen Co. Luxembourg 144A 5.00% 2/1/25 #	2,715,000	2,816,813
Radiate Holdco 144A 6.625% 2/15/25 #	1,495,000	1,472,575
SBA Tower Trust
144A 2.24% 4/10/18 #	4,945,000	4,946,208
144A 2.898% 10/8/19 #	3,005,000	3,027,885

4     NQ-460 [4/17] 6/17 (316738)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
SFR Group 144A 6.25% 5/15/24 #	2,020,000	$2,123,525
Sprint 7.125% 6/15/24	2,780,000	3,011,963
Sprint Spectrum 144A 3.36% 9/20/21 #	4,875,000	4,957,875
Time Warner Cable 7.30% 7/1/38	8,125,000	10,204,904
Time Warner Entertainment 8.375% 3/15/23	4,965,000	6,169,279
UPC Holding 144A 5.50% 1/15/28 #	2,760,000	2,753,100
UPCB Finance IV 144A 5.375% 1/15/25 #	1,600,000	1,644,000
Verizon Communications
4.50% 8/10/33	4,930,000	5,092,416
5.25% 3/16/37	2,635,000	2,877,412
Wind Tre 144A 5.00% 1/20/26 #	3,280,000	3,305,400
		131,871,713
Consumer Cyclical – 3.26%
Boyd Gaming 6.375% 4/1/26	2,920,000	3,212,000
Dollar General 3.875% 4/15/27	5,685,000	5,940,128
Ford Motor Credit 3.096% 5/4/23	5,335,000	5,333,030
General Motors Financial 5.25% 3/1/26	8,210,000	8,983,221
Lear 3.80% 9/15/27	2,720,000	2,734,411
Lowe’s 4.05% 5/3/47	3,750,000	3,874,462
Staples 144A 8.50% 9/15/25 #	1,630,000	1,442,550
Tapestry 4.125% 7/15/27	3,370,000	3,399,605
Wyndham Worldwide 4.15% 4/1/24	1,055,000	1,070,695
		35,990,102
Consumer Non-Cyclical – 6.72%
Abbott Laboratories 4.90% 11/30/46	2,000,000	2,249,571
Albertsons 5.75% 3/15/25	1,620,000	1,433,700
Anheuser-Busch InBev Finance
3.65% 2/1/26	3,720,000	3,844,616
4.90% 2/1/46	6,190,000	6,975,271
BAT Capital
144A 3.557% 8/15/27 #	6,925,000	6,955,623
144A 4.39% 8/15/37 #	4,880,000	5,059,018
Becton Dickinson
3.363% 6/6/24	5,490,000	5,543,059
3.70% 6/6/27	1,750,000	1,763,727
Biogen 5.20% 9/15/45	6,640,000	7,655,354
Change Healthcare Holdings 144A 5.75% 3/1/25 #	2,615,000	2,683,644
HealthSouth 5.75% 11/1/24	2,405,000	2,466,628
Kroger 2.65% 10/15/26	2,350,000	2,179,887
Molson Coors Brewing 3.00% 7/15/26	5,530,000	5,395,402
Mylan 3.95% 6/15/26	2,160,000	2,161,219
Shire Acquisitions Investments Ireland 3.20% 9/23/26	12,710,000	12,413,814

NQ-460 [4/17] 6/17 (316738)     5

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Universal Health Services 144A 4.75% 8/1/22 #	2,170,000	$2,245,950
Zoetis 3.00% 9/12/27	3,180,000	3,119,578
		74,146,061
Electric – 9.64%
AEP Texas 144A 3.80% 10/1/47 #	2,390,000	2,420,813
Ameren 3.65% 2/15/26	2,455,000	2,523,502
Ameren Illinois 9.75% 11/15/18	6,971,000	7,515,637
Appalachian Power 3.30% 6/1/27	5,355,000	5,409,915
Cerro del Aguila 144A 4.125% 8/16/27 #	2,730,000	2,730,000
Cleveland Electric Illuminating
144A 3.50% 4/1/28 #	5,690,000	5,715,761
5.50% 8/15/24	3,360,000	3,855,190
ComEd Financing III 6.35% 3/15/33	6,500,000	7,133,750
DTE Electric 3.75% 8/15/47	4,050,000	4,106,413
DTE Energy 2.85% 10/1/26	1,955,000	1,888,715
Duke Energy 3.15% 8/15/27	4,235,000	4,212,770
Emera 6.75% 6/15/76 µ	5,600,000	6,433,000
Emera US Finance 4.75% 6/15/46	4,405,000	4,783,363
Enel 144A 8.75% 9/24/73 #µ	4,125,000	5,104,688
Enel Finance International
144A 3.50% 4/6/28 #	1,940,000	1,910,316
144A 3.625% 5/25/27 #	10,085,000	10,097,688
Fortis 3.055% 10/4/26	7,385,000	7,183,711
IPALCO Enterprises 144A 3.70% 9/1/24 #	4,075,000	4,089,884
National Rural Utilities Cooperative Finance
5.25% 4/20/46 µ	3,235,000	3,498,276
NextEra Energy Capital Holdings 3.55% 5/1/27	5,600,000	5,790,049
NV Energy 6.25% 11/15/20	4,475,000	4,978,097
Pennsylvania Electric 5.20% 4/1/20	341,000	363,108
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	1,880,000	1,968,353
Union Electric 2.95% 6/15/27	2,725,000	2,717,314
		106,430,313
Energy – 10.53%
AmeriGas Partners 5.75% 5/20/27	2,801,000	2,874,526
Anadarko Petroleum 6.60% 3/15/46	5,055,000	6,409,550
Cheniere Corpus Christi Holdings 144A 5.125% 6/30/27 #	1,345,000	1,390,394
Enbridge 3.70% 7/15/27	3,495,000	3,547,430
Energy Transfer 6.125% 12/15/45	9,085,000	9,964,524
EnLink Midstream Partners 6.00%µψ	1,705,000	1,721,627
Kinder Morgan Energy Partners 9.00% 2/1/19	3,600,000	3,902,886
Magellan Midstream Partners 4.20% 10/3/47	2,870,000	2,842,938
Marathon Oil 4.40% 7/15/27	3,725,000	3,831,221

6     NQ-460 [4/17] 6/17 (316738)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
MPLX 4.875% 12/1/24	7,875,000	$8,576,566
Newfield Exploration
5.625% 7/1/24	1,345,000	1,461,006
5.75% 1/30/22	1,085,000	1,171,800
Noble Energy
3.85% 1/15/28	2,815,000	2,831,339
4.15% 12/15/21	3,440,000	3,631,626
4.95% 8/15/47	705,000	738,311
5.05% 11/15/44	3,425,000	3,611,316
5.625% 5/1/21	1,520,000	1,561,130
NuStar Logistics 5.625% 4/28/27	2,585,000	2,733,638
ONEOK
4.95% 7/13/47	2,325,000	2,385,637
7.50% 9/1/23	4,985,000	5,980,505
Petrobras Global Finance 7.25% 3/17/44	2,560,000	2,691,200
Petroleos Mexicanos
144A 6.75% 9/21/47 #	2,180,000	2,252,376
6.75% 9/21/47	945,000	976,374
Plains All American Pipeline
3.85% 10/15/23	6,170,000	6,206,806
6.125%µψ	2,710,000	2,769,078
Sabine Pass Liquefaction
5.75% 5/15/24	4,945,000	5,546,208
5.875% 6/30/26	7,415,000	8,402,100
Sunoco Logistics Partners Operations 5.40% 10/1/47	660,000	671,167
Transcanada Trust
5.30% 3/15/77 µ	2,400,000	2,500,980
5.875% 8/15/76 µ	2,245,000	2,458,275
Woodside Finance
144A 3.65% 3/5/25 #	2,055,000	2,077,147
144A 8.75% 3/1/19 #	7,800,000	8,469,730
		116,189,411
Finance Companies – 3.75%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	6,045,000	6,619,275
AerCap Ireland Capital 3.65% 7/21/27	9,910,000	9,922,095
Air Lease
3.00% 9/15/23	4,000,000	4,033,452
3.625% 4/1/27	5,890,000	5,933,064
Aviation Capital Group 144A 3.50% 11/1/27 #	5,685,000	5,622,378
Depository Trust & Clearing 144A 4.875%#µψ	6,000,000	6,240,000
International Lease Finance 8.625% 1/15/22	2,500,000	3,058,519
		41,428,783

NQ-460 [4/17] 6/17 (316738)     7

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance – 2.48%
Cigna 3.05% 10/15/27	5,005,000	$4,890,418
MetLife
5.25%µψ	4,200,000	4,403,112
144A 9.25% 4/8/38 #	2,160,000	3,215,700
Nuveen Finance 144A 4.125% 11/1/24 #	6,450,000	6,831,405
Prudential Financial 5.375% 5/15/45 µ	3,370,000	3,633,871
UnitedHealth Group 3.75% 10/15/47	2,645,000	2,598,062
XLIT 3.817% (LIBOR03M + 2.458%)ψ●	2,042,000	1,845,458
		27,418,026
Natural Gas – 0.12%
Boston Gas 144A 3.15% 8/1/27 #	1,375,000	1,375,628
		1,375,628
Real Estate Investment Trusts – 3.29%
Corporate Office Properties 5.25% 2/15/24	5,730,000	6,221,790
Education Realty Operating Partnership 4.60% 12/1/24	4,170,000	4,349,579
ESH Hospitality 144A 5.25% 5/1/25 #	3,070,000	3,181,288
Goodman US Finance Three 144A 3.70% 3/15/28 #	1,375,000	1,372,194
Host Hotels & Resorts 3.75% 10/15/23	5,945,000	6,118,439
Hudson Pacific Properties 3.95% 11/1/27	2,040,000	2,045,793
LifeStorage 3.50% 7/1/26	2,745,000	2,654,514
Physicians Realty 4.30% 3/15/27	1,590,000	1,628,098
Regency Centers 3.60% 2/1/27	3,355,000	3,363,972
Trust F/1401 144A 5.25% 1/30/26 #	2,030,000	2,174,739
WP Carey 4.60% 4/1/24	3,120,000	3,266,092
		36,376,498
Technology – 2.56%
Broadcom 144A 3.50% 1/15/28 #	4,160,000	4,146,269
CDK Global
144A 4.875% 6/1/27 #	2,165,000	2,262,425
5.00% 10/15/24	3,160,000	3,389,732
Dell International
144A 6.02% 6/15/26 #	2,430,000	2,717,119
144A 8.10% 7/15/36 #	2,180,000	2,770,507
Microsoft 4.25% 2/6/47	3,795,000	4,199,178
MSCI 144A 4.75% 8/1/26 #	2,830,000	2,953,813
NXP
144A 4.125% 6/1/21 #	1,200,000	1,257,000
144A 4.625% 6/1/23 #	2,765,000	2,986,200
Tyco Electronics Group 3.125% 8/15/27	1,630,000	1,622,165
		28,304,408

8     NQ-460 [4/17] 6/17 (316738)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation – 2.89%
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 #◆	2,357,506	$2,418,094
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ◆	1,682,169	1,730,111
American Airlines 2015-1 Class A Pass Through Trust
3.375% 5/1/27 ◆	2,951,315	2,990,095
American Airlines 2015-2 Class AA Pass Through Trust
3.60% 9/22/27 ◆	1,314,505	1,363,733
American Airlines 2016-1 Class AA Pass Through Trust
3.575% 1/15/28 ◆	613,778	633,449
DAE Funding
144A 4.50% 8/1/22 #	540,000	548,775
144A 5.00% 8/1/24 #	540,000	552,825
Penske Truck Leasing
144A 2.70% 3/14/23 #	5,400,000	5,342,819
144A 3.40% 11/15/26 #	2,905,000	2,884,360
144A 4.20% 4/1/27 #	2,555,000	2,681,231
TTX 144A 4.20% 7/1/46 #	5,365,000	5,463,741
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ◆	1,342,071	1,413,133
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ◆	3,439,381	3,564,059
United Airlines 2016-1 Class AA Pass Through Trust
3.10% 7/7/28 ◆	275,000	276,848
		31,863,273
Total Corporate Bonds (cost $1,024,838,887)		1,044,193,540

Municipal Bonds – 0.94%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	2,195,000	2,063,300
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	330,000	405,105
Los Angeles, California Department of Water & Power
Revenue (Taxable Build America Bond)
Series D 6.574% 7/1/45	5,365,000	7,915,950
Total Municipal Bonds (cost $7,892,800)		10,384,355

NQ-460 [4/17] 6/17 (316738)     9

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (US $)
US Treasury Obligations – 0.60%
US Treasury Bond
2.75% 8/15/47	6,400,000	$6,235,250
US Treasury Note
2.25% 8/15/27	395,000	390,672
Total US Treasury Obligations (cost $6,598,317)		6,625,922

	Number of shares
Convertible Preferred Stock – 0.23%
El Paso Energy Capital Trust I 4.75% exercise price
$50.00, maturity date 3/31/28	52,027	2,528,772
Total Convertible Preferred Stock (cost $2,601,096)		2,528,772

Preferred Stock – 1.38%
Bank of America 6.50% µψ	2,610,000	2,988,450
General Electric 5.00% µψ	9,227,000	9,616,195
GMAC Capital Trust I 7.10% 2/15/40 (LIBOR03M +
5.785%)●	50,000	1,313,000
Morgan Stanley 5.55% µψ	895,000	940,869
USB Realty 144A 2.506% (LIBOR03M + 1.147%)#ψ●	400,000	357,000
Total Preferred Stock (cost $14,081,107)		15,215,514

	Principal amount°
Short-Term Investments – 1.31%
Discount Note – 0.15%≠
Federal Home Loan Bank 0.85% 11/1/17	1,703,225	1,703,225
		1,703,225
Repurchase Agreements – 1.16%
Bank of America Merrill Lynch
0.97%, dated 10/31/17, to be repurchased on 11/1/17,
repurchase price $3,335,388 (collateralized by US
government obligations 0.00%–9.00%
11/24/17–5/15/47; market value $3,402,007)	3,335,298	3,335,298
BNP Paribas
1.00%, dated 10/31/17, to be repurchased on 11/1/17,
repurchase price $9,421,511 (collateralized by US
government obligations 0.00%–5.00%
2/15/18–2/15/46; market value $9,609,674)	9,421,249	9,421,249
		12,756,547
Total Short-Term Investments (cost $14,459,772)		14,459,772

10     NQ-460 [4/17] 6/17 (316738)

(Unaudited)

Total Value of Securities – 99.76%
(cost $1,078,276,077)	$1,101,191,851
Receivables and Other Assets Net of Liabilities – 0.24%	2,678,334
Net Assets Applicable to 186,993,262 Shares Outstanding – 100.00%	$1,103,870,185

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2017, the aggregate value of Rule 144A securities was $269,444,510, which represents 24.41% of the Fund’s net assets.
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Oct. 31, 2017. Rate will reset at a future date.
ψ	No contractual maturity date.
●	Variable rate investment. Interest rates reset periodically. Rate shown reflects the rate in effect at Oct. 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
USD – US Dollar

See accompanying notes.

NQ-460 [4/17] 6/17 (316738)     11

Notes
Delaware Corporate Bond Fund	October 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Income Funds (Trust) - Delaware Corporate Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

12     NQ-460 [4/17] 6/17 (316738)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2017:

Securities	Level 1	Level 2	Total
Assets:
Corporate Debt	$—	$1,051,977,516	$1,051,977,516
Municipal Bonds	—	10,384,355	10,384,355
Convertible Preferred Stock	—	2,528,772	2,528,772
Preferred Stock[1]	1,313,000	13,902,514	15,215,514
US Treasury Obligations	—	6,625,922	6,625,922
Short-Term Investments	—	14,459,772	14,459,772
Total Value of Securities	$1,313,000	$1,099,878,851	$1,101,191,851

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type:

	Level 1	Level 2	Total
Preferred Stock	8.63%	91.37%	100.00%

During the period ended Oct. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Oct. 31, 2017, there were no Level 3 investments.

NQ-460 [4/17] 6/17 (316738)     13

(Unaudited)

3. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

14     NQ-460 [4/17] 6/17 (316738)

Schedule of investment
Delaware Extended Duration Bond Fund	October 31, 2017 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bond – 0.19%
Blackstone Mortgage Trust 4.375% exercise price $35.67,
maturity date 5/5/22	1,325,000	$1,347,359
Total Convertible Bond (cost $1,333,550)		1,347,359

Corporate Bonds – 89.04%
Banking – 13.42%
Ally Financial 8.00% 11/1/31	595,000	789,863
Banco Santander 3.80% 2/23/28	2,200,000	2,201,290
Bank of America
3.593% 7/21/28 µ	790,000	799,269
4.183% 11/25/27	1,075,000	1,122,995
4.443% 1/20/48 µ	8,030,000	8,723,291
Bank of New York Mellon 4.625%µψ	3,275,000	3,377,344
Barclays 4.95% 1/10/47	5,785,000	6,360,747
Credit Suisse Group
144A 4.282% 1/9/28 #	2,225,000	2,322,053
144A 6.25%#µψ	1,147,000	1,257,399
Credit Suisse Group Funding Guernsey 4.875% 5/15/45	4,560,000	5,135,894
Fifth Third Bank 3.85% 3/15/26	5,000,000	5,168,421
Goldman Sachs Group 5.15% 5/22/45	7,765,000	8,859,401
JPMorgan Chase & Co.
3.882% 7/24/38 µ	2,540,000	2,568,591
4.032% 7/24/48 µ	8,295,000	8,480,315
6.75%µψ	1,500,000	1,721,250
KeyBank 6.95% 2/1/28	2,467,000	3,120,704
Morgan Stanley
3.95% 4/23/27	1,450,000	1,481,069
4.375% 1/22/47	8,700,000	9,283,084
PNC Financial Services Group 5.00%µψ	2,705,000	2,874,063
UBS 7.625% 8/17/22	4,020,000	4,753,650
US Bancorp 5.125%µψ	2,805,000	2,976,806
USB Capital IX 3.50% (LIBOR03M + 1.02%)ψ●	810,000	728,384
Wells Fargo & Co. 4.75% 12/7/46	4,445,000	4,858,259
Wells Fargo Capital X 5.95% 12/15/36	3,245,000	3,666,850
Westpac Banking 5.00%µψ	875,000	880,147
		93,511,139
Basic Industry – 2.69%
Barrick North America Finance 5.75% 5/1/43	5,685,000	7,086,997
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	1,248,000	1,370,304
Georgia-Pacific 8.00% 1/15/24	3,280,000	4,220,292

NQ-464 [10/17] 12/17 (316635)     1

Schedule of investment
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
International Paper 4.40% 8/15/47	3,456,000	$3,585,103
Mosaic 5.625% 11/15/43	2,335,000	2,457,356
		18,720,052
Brokerage – 1.79%
Charles Schwab 5.00%µψ	930,000	941,625
Jefferies Group
6.45% 6/8/27	2,640,000	3,093,226
6.50% 1/20/43	1,985,000	2,282,779
Lazard Group 3.75% 2/13/25	655,000	669,553
Legg Mason 5.625% 1/15/44	5,000,000	5,482,009
		12,469,192
Capital Goods – 8.25%
3M 3.625% 10/15/47	9,125,000	9,189,075
Airbus 144A 3.95% 4/10/47 #	8,310,000	8,672,619
LafargeHolcim Finance US 144A 4.75% 9/22/46 #	3,915,000	4,135,269
Northrop Grumman 4.03% 10/15/47	6,910,000	7,122,785
Rockwell Collins 4.35% 4/15/47	8,115,000	8,730,574
Siemens Financieringsmaatschappij 144A
4.20% 3/16/47 #	9,655,000	10,408,972
United Technologies 3.75% 11/1/46	2,865,000	2,798,759
Valmont Industries 5.00% 10/1/44	6,255,000	6,380,568
		57,438,621
Communications – 5.88%
AT&T
4.90% 8/14/37	3,140,000	3,148,335
5.15% 2/14/50	1,315,000	1,301,704
5.25% 3/1/37	1,245,000	1,306,348
5.30% 8/14/58	1,585,000	1,574,787
Comcast 4.00% 8/15/47	7,160,000	7,214,100
Deutsche Telekom International Finance 8.75% 6/15/30	1,335,000	1,964,391
Discovery Communications 5.20% 9/20/47	7,590,000	7,760,618
Grupo Televisa 5.00% 5/13/45	1,395,000	1,398,531
Myriad International Holdings 144A 4.85% 7/6/27 #	975,000	1,003,250
Time Warner Cable 7.30% 7/1/38	5,265,000	6,612,778
UPC Holding 144A 5.50% 1/15/28 #	1,715,000	1,710,713
Verizon Communications
4.50% 8/10/33	1,580,000	1,632,052
5.25% 3/16/37	3,980,000	4,346,148
		40,973,755
Consumer Cyclical – 3.25%
Ford Motor 5.291% 12/8/46	1,785,000	1,896,832

2     NQ-464 [10/17] 12/17 (316635)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors
5.15% 4/1/38	2,450,000	$2,554,571
6.75% 4/1/46	2,805,000	3,442,448
Lowe’s 4.05% 5/3/47	5,775,000	5,966,671
Marriott International 4.50% 10/1/34	4,610,000	4,877,943
Staples 144A 8.50% 9/15/25 #	984,000	870,840
Visa 3.65% 9/15/47	3,070,000	3,053,330
		22,662,635
Consumer Non-Cyclical – 14.67%
Abbott Laboratories 4.90% 11/30/46	4,280,000	4,814,082
Altria Group 3.875% 9/16/46	5,540,000	5,429,190
Anheuser-Busch InBev Finance 4.90% 2/1/46	8,910,000	10,040,333
Archer-Daniels-Midland 3.75% 9/15/47	3,400,000	3,363,273
BAT Capital
144A 4.39% 8/15/37 #	1,755,000	1,819,381
144A 4.54% 8/15/47 #	4,185,000	4,284,374
Baxalta 5.25% 6/23/45	6,675,000	7,685,667
Becton Dickinson and Co. 4.669% 6/6/47	3,005,000	3,151,878
Biogen 5.20% 9/15/45	6,845,000	7,891,701
Celgene
4.625% 5/15/44	2,000,000	2,083,724
5.25% 8/15/43	4,315,000	5,013,108
Eli Lilly & Co. 3.95% 5/15/47	9,375,000	9,945,468
Kroger 4.45% 2/1/47	5,325,000	5,098,159
Molson Coors Brewing 4.20% 7/15/46	3,165,000	3,134,234
Mylan 5.25% 6/15/46	4,970,000	5,233,276
Pernod Ricard 144A 5.50% 1/15/42 #	5,605,000	6,760,118
Thermo Fisher Scientific 4.10% 8/15/47	3,165,000	3,184,533
Tyson Foods 4.55% 6/2/47	7,270,000	7,807,181
Zoetis 3.95% 9/12/47	5,555,000	5,461,392
		102,201,072
Electric – 14.49%
AEP Texas 144A 3.80% 10/1/47 #	3,800,000	3,848,992
American Transmission Systems 144A 5.00% 9/1/44 #	5,110,000	5,819,483
Appalachian Power 4.40% 5/15/44	5,595,000	6,041,746
Baltimore Gas & Electric 3.75% 8/15/47	2,245,000	2,249,791
Berkshire Hathaway Energy 4.50% 2/1/45	6,950,000	7,671,159
Black Hills 4.20% 9/15/46	6,490,000	6,563,408
ComEd Financing III 6.35% 3/15/33	4,210,000	4,620,475
DTE Electric 3.75% 8/15/47	3,675,000	3,726,190
Duke Energy 3.95% 8/15/47	3,240,000	3,262,279
Duke Energy Ohio 3.70% 6/15/46	1,000,000	999,283

NQ-464 [10/17] 12/17 (316635)     3

Schedule of investment
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Emera 6.75% 6/15/76 µ	3,445,000	$3,957,444
Emera US Finance 4.75% 6/15/46	3,760,000	4,082,961
Enel Finance International 144A 4.75% 5/25/47 #	6,505,000	6,941,541
Entergy Arkansas 4.95% 12/15/44	2,765,000	2,890,817
Entergy Louisiana 4.95% 1/15/45	125,000	130,698
Fortis 3.055% 10/4/26	6,875,000	6,687,612
Indianapolis Power & Light 144A 4.05% 5/1/46 #	2,760,000	2,814,564
Kansas City Power & Light 4.20% 6/15/47	7,635,000	7,994,140
National Rural Utilities Cooperative Finance
5.25% 4/20/46 µ	935,000	1,011,094
Oklahoma Gas & Electric 3.85% 8/15/47	5,265,000	5,379,682
PPL Capital Funding 4.00% 9/15/47	3,630,000	3,691,362
Southwestern Public Service 3.70% 8/15/47	3,165,000	3,170,299
Tampa Electric 4.20% 5/15/45	2,175,000	2,225,192
Virginia Electric & Power 3.80% 9/15/47	5,115,000	5,189,057
		100,969,269
Energy – 10.82%
Anadarko Petroleum 6.60% 3/15/46	3,185,000	4,038,461
BP Capital Markets 3.723% 11/28/28	1,985,000	2,070,344
Enbridge 4.50% 6/10/44	6,680,000	6,866,375
Energy Transfer 6.125% 12/15/45	5,725,000	6,279,241
Eni 144A 5.70% 10/1/40 #	3,450,000	3,649,219
EnLink Midstream Partners
5.45% 6/1/47	3,170,000	3,299,930
5.60% 4/1/44	1,185,000	1,235,939
6.00%µψ	1,030,000	1,040,045
Kinder Morgan 5.05% 2/15/46	8,235,000	8,523,138
Magellan Midstream Partners 4.20% 10/3/47	1,775,000	1,758,263
Marathon Oil 5.20% 6/1/45	3,730,000	3,891,557
Newfield Exploration 5.625% 7/1/24	1,275,000	1,384,969
Noble Energy
4.95% 8/15/47	1,325,000	1,387,606
5.05% 11/15/44	5,200,000	5,482,873
ONEOK 4.95% 7/13/47	3,680,000	3,775,976
Petrobras Global Finance 7.25% 3/17/44	1,595,000	1,676,744
Petroleos Mexicanos 6.75% 9/21/47	1,595,000	1,647,954
Sabine Pass Liquefaction 5.875% 6/30/26	6,725,000	7,620,246
Shell International Finance 4.00% 5/10/46	3,370,000	3,449,896

4     NQ-464 [10/17] 12/17 (316635)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Transcanada Trust
5.30% 3/15/77 µ	1,415,000	$1,474,536
5.875% 8/15/76 µ	1,400,000	1,533,000
Woodside Finance 144A 3.70% 3/15/28 #	3,245,000	3,248,724
		75,335,036
Finance Companies – 0.92%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	3,020,000	3,306,900
Depository Trust & Clearing 144A 4.875%#µψ	3,000,000	3,120,000
		6,426,900
Insurance – 6.86%
Alleghany 4.90% 9/15/44	3,525,000	3,727,186
Allstate 4.20% 12/15/46	2,830,000	3,033,651
Berkshire Hathaway Finance 4.30% 5/15/43	1,800,000	1,971,759
Brighthouse Financial 144A 4.70% 6/22/47 #	6,335,000	6,292,225
Cigna 3.875% 10/15/47	6,345,000	6,135,323
MetLife 4.60% 5/13/46	5,475,000	6,133,876
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	3,200,000	3,546,888
Pacific Life Insurance 144A 4.30% 10/24/67 #µ	6,270,000	6,229,872
Progressive 4.125% 4/15/47	3,990,000	4,221,704
UnitedHealth Group 3.75% 10/15/47	3,395,000	3,334,753
XLIT
3.817% (LIBOR03M + 2.458%)ψ●	1,260,000	1,138,725
5.50% 3/31/45	1,895,000	2,005,679
		47,771,641
Natural Gas – 1.75%
CenterPoint Energy Resources 4.10% 9/1/47	3,160,000	3,252,943
Piedmont Natural Gas 3.64% 11/1/46	6,300,000	6,073,613
Southwest Gas 3.80% 9/29/46	2,850,000	2,858,470
		12,185,026
Technology – 2.00%
Apple
3.45% 2/9/45	1,705,000	1,624,544
4.25% 2/9/47	2,445,000	2,626,310
4.65% 2/23/46	3,890,000	4,433,889
Dell International 144A 8.10% 7/15/36 #	1,880,000	2,389,245
Microsoft 4.25% 2/6/47	2,595,000	2,871,375
		13,945,363
Transportation – 1.37%
Penske Truck Leasing 144A 3.40% 11/15/26 #	6,440,000	6,394,244
TTX 144A 4.20% 7/1/46 #	3,070,000	3,126,502
		9,520,746

NQ-464 [10/17] 12/17 (316635)     5

Schedule of investment
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities – 0.88%
American Water Capital 3.75% 9/1/47	6,085,000	$6,151,639
		6,151,639
Total Corporate Bonds (cost $595,320,998)		620,282,086

Municipal Bonds – 2.82%
Chicago, Illinois O’Hare International Airport Revenue
(Taxable Build America Bond) Series B 6.395% 1/1/40	3,800,000	5,181,148
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	200,000	245,518
Long Island, New York Power Authority Electric System
Revenue
(Taxable Build America Bond) Series B 5.85% 5/1/41	3,600,000	4,397,040
Los Angeles, California Department of Water & Power
Revenue
(Taxable Build America Bond) Series D 6.574% 7/1/45	2,225,000	3,282,943
Metropolitan Transportation Authority, New York Revenue
(Taxable Build America Bond) Series A2 6.089%
11/15/40	3,205,000	4,234,446
Oregon Department of Transportation Highway User Tax
Revenue
(Taxable Build America Bond-Subordinate Lien) Series A
5.834% 11/15/34	1,605,000	2,056,182
Texas Water Development Board
Series A 5.00% 10/15/45	200,000	231,482
Total Municipal Bonds (cost $14,938,389)		19,628,759

US Treasury Obligations – 3.85%
US Treasury Bond
2.75% 8/15/47	26,325,000	25,647,337
US Treasury Note
2.25% 8/15/27	1,175,000	1,162,125
Total US Treasury Obligations (cost $26,607,492)		26,809,462

6     NQ-464 [10/17] 12/17 (316635)

(Unaudited)

	Number of shares	Value (US $)
Convertible Preferred Stock – 0.24%
El Paso Energy Capital Trust I 4.75% exercise price
$50.00, maturity date 3/31/28	34,000	$1,652,570
Total Convertible Preferred Stock (cost $1,687,760)		1,652,570

Preferred Stock – 1.36%
Bank of America 6.50% µψ	1,500,000	1,717,500
General Electric 5.00% µψ	4,814,000	5,017,054
Morgan Stanley 5.55% µψ	2,280,000	2,396,850
USB Realty 144A 2.506% (LIBOR03M + 1.147%)#ψ●	400,000	357,000
Total Preferred Stock (cost $9,057,965)		9,488,404

	Principal amount°
Short-Term Investments – 1.63%
Discount Notes – 1.39%≠
Federal Home Loan Bank
0.85% 11/1/17	221,435	221,435
0.90% 11/6/17	608,896	608,811
0.96% 11/3/17	253,985	253,971
0.97% 11/15/17	334,191	334,061
1.005% 11/9/17	5,601,279	5,600,036
1.005% 11/13/17	2,670,666	2,669,776
		9,688,090
Repurchase Agreements – 0.24%
Bank of America Merrill Lynch
0.97%, dated 10/31/17, to be repurchased on 11/1/17,
repurchase price $447,592 (collateralized by US
government obligations 0.00%–9.00%
11/24/17–5/15/47; market value $456,532)	447,580	447,580
BNP Paribas
1.00%, dated 10/31/17, to be repurchased on 11/1/17,
repurchase price $1,264,319 (collateralized by US
government obligations 0.00%–5.00%
2/15/18–2/15/46; market value $1,289,570)	1,264,284	1,264,284
		1,711,864
Total Short-Term Investments (cost $11,399,955)		11,399,954

Total Value of Securities – 99.13%
(cost $660,346,109)		690,608,594
Receivables and Other Assets Net of Liabilities – 0.87%		6,034,839
Net Assets Applicable to 104,518,705 Shares Outstanding – 100.00%		$696,643,433

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2017, the aggregate value of Rule 144A securities was $105,700,690, which represents 15.17% of the Fund’s net assets.

NQ-464 [10/17] 12/17 (316635)     7

Schedule of investment
Delaware Extended Duration Bond Fund (Unaudited)

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Oct. 31, 2017. Rate will reset at a future date.
ψ	No contractual maturity date.
●	Variable rate investment. Interest rates reset periodically. Rate shown reflects the rate in effect at Oct. 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
USD – US Dollar

See accompanying notes.

8     NQ-464 [10/17] 12/17 (316635)

Notes
Delaware Extended Duration Bond Fund	October 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Income Funds (Trust) - Delaware Extended Duration Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

NQ-464 [10/17] 12/17 (316635)     9

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2017:

Securities	Level 2
Assets:
Corporate Debt	$621,629,445
Municipal Bonds	19,628,759
Convertible Preferred Stock	1,652,570
Preferred Stock	9,488,404
US Treasury Obligations	26,809,462
Short-Term Investments	11,399,954
Total Value of Securities	$690,608,594

During the period ended Oct. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Oct. 31, 2017, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

10     NQ-464 [10/17] 12/17 (316635)

Schedule of investments
Delaware High-Yield Opportunities Fund	October 31, 2017 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 92.67%
Automotive – 0.68%
Allison Transmission 144A 4.75% 10/1/27 #	1,010,000	$1,022,625
American Tire Distributors 144A 10.25% 3/1/22 #	770,000	806,575
		1,829,200
Banking – 2.85%
Ally Financial 5.75% 11/20/25	1,295,000	1,435,831
Credit Suisse Group 144A 6.25% #µψ	1,380,000	1,512,825
Lloyds Banking Group 7.50% µψ	655,000	749,156
Popular 7.00% 7/1/19	1,088,000	1,115,200
Royal Bank of Scotland Group 8.625% µψ	1,070,000	1,214,343
UBS Group 6.875% µψ	1,425,000	1,602,668
		7,630,023
Basic Industry – 14.50%
AK Steel 6.375% 10/15/25	1,405,000	1,387,437
Allegheny Technologies 7.875% 8/15/23	949,000	1,041,527
Beacon Escrow 144A 4.875% 11/1/25 #	1,340,000	1,365,125
BMC East 144A 5.50% 10/1/24 #	1,015,000	1,065,750
Boise Cascade 144A 5.625% 9/1/24 #	1,705,000	1,781,725
Builders FirstSource 144A 5.625% 9/1/24 #	855,000	906,300
Cemex 144A 7.75% 4/16/26 #	1,265,000	1,435,901
Chemours
5.375% 5/15/27	810,000	866,700
7.00% 5/15/25	600,000	672,000
Coeur Mining 5.875% 6/1/24	995,000	998,731
FMG Resources 144A 5.125% 5/15/24 #	1,295,000	1,337,087
Freeport-McMoRan 6.875% 2/15/23	2,660,000	2,922,994
Hudbay Minerals
144A 7.25% 1/15/23 #	165,000	178,613
144A 7.625% 1/15/25 #	1,290,000	1,428,675
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	1,475,000	1,663,063
Koppers 144A 6.00% 2/15/25 #	1,585,000	1,703,875
Kraton Polymers 144A 7.00% 4/15/25 #	1,100,000	1,193,500
M/I Homes 5.625% 8/1/25	1,200,000	1,225,500
NCI Building Systems 144A 8.25% 1/15/23 #	1,465,000	1,573,959
New Gold 144A 6.375% 5/15/25 #	1,060,000	1,128,900
NOVA Chemicals 144A 5.25% 6/1/27 #	1,450,000	1,479,000
Novelis 144A 6.25% 8/15/24 #	1,700,000	1,797,750
Olin 5.125% 9/15/27	1,510,000	1,591,163
Steel Dynamics 5.00% 12/15/26	1,130,000	1,197,800
Summit Materials
144A 5.125% 6/1/25 #	770,000	781,550
6.125% 7/15/23	660,000	688,050
8.50% 4/15/22	315,000	353,587

NQ-137 [10/17] 12/17 (316647)     1

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Tronox Finance 144A 5.75% 10/1/25 #	1,305,000	$1,366,987
US Concrete 6.375% 6/1/24	1,585,000	1,711,800
Zekelman Industries 144A 9.875% 6/15/23 #	1,750,000	1,981,875
		38,826,924
Capital Goods – 3.39%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	1,015,000	1,079,706
BWAY Holding
144A 5.50% 4/15/24 #	1,370,000	1,429,937
144A 7.25% 4/15/25 #	1,090,000	1,133,600
Flex Acquisition 144A 6.875% 1/15/25 #	1,370,000	1,418,806
Plastipak Holdings 144A 6.25% 10/15/25 #	480,000	491,400
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	1,365,000	1,515,150
TransDigm 6.375% 6/15/26	1,075,000	1,099,187
Trident Merger Sub 144A 6.625% 11/1/25 #	925,000	922,410
		9,090,196
Consumer Cyclical – 7.94%
AMC Entertainment Holdings 6.125% 5/15/27	1,420,000	1,412,900
Boyd Gaming 6.375% 4/1/26	1,980,000	2,178,000
ESH Hospitality 144A 5.25% 5/1/25 #	2,290,000	2,373,013
JC Penney 8.125% 10/1/19	523,000	523,000
Lithia Motors 144A 5.25% 8/1/25 #	705,000	741,131
MGM Resorts International 4.625% 9/1/26	1,365,000	1,371,825
Mohegan Gaming & Entertainment 144A
7.875% 10/15/24 #	2,040,000	2,180,250
New Red Finance 144A 5.00% 10/15/25 #	1,340,000	1,366,800
Penn National Gaming 144A 5.625% 1/15/27 #	1,555,000	1,613,313
Penske Automotive Group 5.50% 5/15/26	2,095,000	2,160,469
PetSmart 144A 5.875% 6/1/25 #	1,090,000	953,750
Scientific Games International
144A 5.00% 10/15/25 #	605,000	615,587
10.00% 12/1/22	1,555,000	1,724,106
Staples 144A 8.50% 9/15/25 #	1,405,000	1,243,425
Station Casinos 144A 5.00% 10/1/25 #	800,000	803,000
		21,260,569
Consumer Non-Cyclical – 3.15%
Albertsons 6.625% 6/15/24	1,410,000	1,332,450
Cott Holdings 144A 5.50% 4/1/25 #	1,500,000	1,550,625
Dean Foods 144A 6.50% 3/15/23 #	945,000	949,725
JBS USA LUX 144A 5.75% 6/15/25 #	1,665,000	1,623,375
Post Holdings
144A 5.00% 8/15/26 #	795,000	800,963
144A 5.75% 3/1/27 #	753,000	785,944

2     NQ-137 [10/17] 12/17 (316647)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Tempur Sealy International 5.50% 6/15/26	1,350,000	$1,393,875
		8,436,957
Energy – 15.21%
Alta Mesa Holdings 144A 7.875% 12/15/24 #	1,300,000	1,417,000
AmeriGas Partners 5.875% 8/20/26	1,465,000	1,530,925
Antero Resources
5.00% 3/1/25	1,035,000	1,055,700
5.625% 6/1/23	342,000	359,955
Cheniere Corpus Christi Holdings
144A 5.125% 6/30/27 #	480,000	496,200
5.875% 3/31/25	715,000	776,669
7.00% 6/30/24	830,000	951,387
Cheniere Energy Partners 144A 5.25% 10/1/25 #	990,000	1,022,175
Chesapeake Energy
144A 8.00% 12/15/22 #	327,000	353,059
144A 8.00% 1/15/25 #	460,000	461,150
144A 8.00% 1/15/25 #	360,000	356,400
Crestwood Midstream Partners 5.75% 4/1/25	1,405,000	1,447,150
Diamond Offshore Drilling 7.875% 8/15/25	685,000	735,519
Genesis Energy 6.50% 10/1/25	2,145,000	2,182,537
Gulfport Energy
144A 6.375% 1/15/26 #	1,040,000	1,052,350
6.625% 5/1/23	460,000	473,800
Halcon Resources 144A 6.75% 2/15/25 #	368,000	379,040
Hilcorp Energy I
144A 5.00% 12/1/24 #	700,000	700,000
144A 5.75% 10/1/25 #	740,000	761,275
Laredo Petroleum 6.25% 3/15/23	1,375,000	1,433,437
Murphy Oil 6.875% 8/15/24	2,220,000	2,392,050
Murphy Oil USA 5.625% 5/1/27	1,475,000	1,569,031
Newfield Exploration 5.375% 1/1/26	1,435,000	1,531,863
NuStar Logistics 5.625% 4/28/27	1,583,000	1,674,023
Oasis Petroleum
6.50% 11/1/21	370,000	378,325
6.875% 3/15/22	1,380,000	1,424,850
Precision Drilling
6.50% 12/15/21	955,000	969,325
6.625% 11/15/20	660,690	668,949
7.75% 12/15/23	1,240,000	1,277,200
QEP Resources 6.875% 3/1/21	1,795,000	1,916,163
SESI 7.125% 12/15/21	620,000	637,050

NQ-137 [10/17] 12/17 (316647)     3

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Southwestern Energy
4.10% 3/15/22	740,000	$730,750
6.70% 1/23/25	1,465,000	1,501,625
Summit Midstream Holdings 5.75% 4/15/25	990,000	1,014,750
Targa Resources Partners 5.375% 2/1/27	1,420,000	1,476,800
Transocean 144A 9.00% 7/15/23 #	1,375,000	1,498,750
Transocean Proteus 144A 6.25% 12/1/24 #	703,000	740,786
WildHorse Resource Development 144A 6.875% 2/1/25 #	1,390,000	1,383,050
		40,731,068
Financial Services – 1.30%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	1,630,000	1,784,850
E*TRADE Financial 5.875% µψ	1,595,000	1,706,650
		3,491,500
Healthcare – 7.93%
Air Medical Group Holdings 144A 6.375% 5/15/23 #	2,058,000	1,996,260
Change Healthcare Holdings 144A 5.75% 3/1/25 #	1,580,000	1,621,475
DaVita 5.00% 5/1/25	1,380,000	1,362,750
HCA
5.375% 2/1/25	2,375,000	2,448,483
5.875% 2/15/26	1,020,000	1,074,825
7.58% 9/15/25	690,000	791,775
HealthSouth
5.75% 11/1/24	835,000	856,397
5.75% 9/15/25	1,895,000	1,963,694
Hill-Rom Holdings
144A 5.00% 2/15/25 #	590,000	606,225
144A 5.75% 9/1/23 #	1,105,000	1,168,537
inVentiv Group Holdings 144A 7.50% 10/1/24 #	544,000	602,480
Mallinckrodt International Finance
144A 5.50% 4/15/25 #	285,000	257,213
144A 5.625% 10/15/23 #	595,000	558,556
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	2,200,000	2,373,250
SP Finco 144A 6.75% 7/1/25 #	730,000	667,950
Surgery Center Holdings 144A 8.875% 4/15/21 #	730,000	748,250
Tenet Healthcare
144A 5.125% 5/1/25 #	1,200,000	1,173,000
8.125% 4/1/22	970,000	974,850
		21,245,970
Insurance – 3.11%
AssuredPartners 144A 7.00% 8/15/25 #	1,570,000	1,640,650
HUB International 144A 7.875% 10/1/21 #	2,545,000	2,652,094
NFP 144A 6.875% 7/15/25 #	1,830,000	1,907,775

4     NQ-137 [10/17] 12/17 (316647)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
USIS Merger Sub 144A 6.875% 5/1/25 #	2,050,000	$2,132,000
		8,332,519
Media – 10.43%
Altice Luxembourg 144A 7.75% 5/15/22 #	2,220,000	2,353,200
CCO Holdings
144A 5.50% 5/1/26 #	25,000	25,687
144A 5.75% 2/15/26 #	1,095,000	1,147,396
144A 5.875% 5/1/27 #	1,480,000	1,553,556
Cequel Communications Holdings I 144A 7.75% 7/15/25 #	725,000	795,687
CSC Holdings 144A 10.875% 10/15/25 #	2,405,000	2,952,137
DISH DBS 7.75% 7/1/26	616,000	676,060
Gray Television 144A 5.875% 7/15/26 #	1,970,000	2,024,175
Lamar Media 5.75% 2/1/26	990,000	1,071,675
Nexstar Broadcasting 144A 5.625% 8/1/24 #	1,390,000	1,429,963
Nielsen Luxembourg 144A 5.00% 2/1/25 #	805,000	835,187
Radiate Holdco 144A 6.625% 2/15/25 #	1,450,000	1,428,250
SFR Group 144A 7.375% 5/1/26 #	2,210,000	2,384,037
Sinclair Television Group 144A 5.125% 2/15/27 #	1,465,000	1,400,906
Sirius XM Radio 144A 5.375% 4/15/25 #	1,600,000	1,690,000
Tribune Media 5.875% 7/15/22	1,260,000	1,313,550
UPC Holding 144A 5.50% 1/15/28 #	1,430,000	1,426,425
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	495,000	515,518
VTR Finance 144A 6.875% 1/15/24 #	2,745,000	2,917,249
		27,940,658
Services – 7.45%
Advanced Disposal Services 144A 5.625% 11/15/24 #	1,665,000	1,735,763
Avis Budget Car Rental 144A 6.375% 4/1/24 #	1,095,000	1,141,537
Cardtronics 144A 5.50% 5/1/25 #	615,000	613,463
Covanta Holding 5.875% 7/1/25	1,320,000	1,310,100
GEO Group
5.875% 10/15/24	590,000	619,677
6.00% 4/15/26	1,215,000	1,275,750
H&E Equipment Services 144A 5.625% 9/1/25 #	1,175,000	1,244,031
Herc Rentals 144A 7.75% 6/1/24 #	810,000	893,025
Iron Mountain 144A 4.875% 9/15/27 #	1,195,000	1,221,887
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	1,240,000	1,302,000
KAR Auction Services 144A 5.125% 6/1/25 #	690,000	715,875
Prime Security Services Borrower 144A 9.25% 5/15/23 #	3,340,000	3,709,738
Team Health Holdings 144A 6.375% 2/1/25 #	1,165,000	1,077,625
TMS International 144A 7.25% 8/15/25 #	905,000	945,725
United Rentals North America 5.50% 5/15/27	1,990,000	2,134,275
		19,940,471

NQ-137 [10/17] 12/17 (316647)     5

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology & Electronics – 4.17%
CDK Global 5.00% 10/15/24	1,015,000	$1,088,791
CDW Finance 5.00% 9/1/25	760,000	798,950
CommScope Technologies 144A 5.00% 3/15/27 #	1,290,000	1,259,363
Entegris 144A 6.00% 4/1/22 #	1,480,000	1,548,450
Genesys Telecommunications Laboratories 144A
10.00% 11/30/24 #	1,200,000	1,357,500
Infor US 6.50% 5/15/22	1,435,000	1,506,463
Sensata Technologies UK Financing 144A
6.25% 2/15/26 #	1,545,000	1,703,363
Solera 144A 10.50% 3/1/24 #	1,000,000	1,145,000
TTM Technologies 144A 5.625% 10/1/25 #	735,000	751,537
		11,159,417
Telecommunications – 5.59%
CenturyLink 6.75% 12/1/23	1,325,000	1,383,300
Cincinnati Bell 144A 7.00% 7/15/24 #	783,000	783,000
CyrusOne 144A 5.375% 3/15/27 #	1,335,000	1,430,119
Level 3 Financing 5.375% 5/1/25	1,305,000	1,366,987
Sprint
7.125% 6/15/24	2,290,000	2,481,078
7.875% 9/15/23	640,000	716,800
Sprint Capital 6.875% 11/15/28	620,000	663,013
T-Mobile USA
6.375% 3/1/25	1,145,000	1,239,463
6.50% 1/15/26	100,000	110,887
Wind Acquisition Finance 144A 7.375% 4/23/21 #	1,105,000	1,150,637
Wind Tre 144A 5.00% 1/20/26 #	1,345,000	1,355,416
Zayo Group 6.375% 5/15/25	2,120,000	2,289,833
		14,970,533
Transportation – 1.09%
DAE Funding
144A 4.50% 8/1/22 #	525,000	533,531
144A 5.00% 8/1/24 #	480,000	491,400
XPO Logistics 144A 6.125% 9/1/23 #	1,790,000	1,890,688
		2,915,619
Utilities – 3.88%
AES
5.125% 9/1/27	695,000	715,155
5.50% 4/15/25	860,000	913,750
6.00% 5/15/26	285,000	308,513
Calpine 5.75% 1/15/25	2,920,000	2,786,775
Dynegy
7.375% 11/1/22	755,000	810,681

6     NQ-137 [10/17] 12/17 (316647)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Dynegy
144A 8.00% 1/15/25 #	1,050,000	$1,153,687
144A 8.125% 1/30/26 #	715,000	794,544
Emera 6.75% 6/15/76 µ	1,335,000	1,533,581
Enel 144A 8.75% 9/24/73 #µ	1,108,000	1,371,150
		10,387,836
Total Corporate Bonds (cost $239,204,917)		248,189,460

Loan Agreements – 2.85%
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%)
9/19/25 ●	1,370,000	1,414,240
CH Hold 2nd Lien 8.25% (LIBOR03M + 7.25%) 2/1/25 ●	380,000	389,856
Cyxtera DC Holdings 2nd Lien 8.25% (LIBOR03M +
7.25%) 5/1/25 ●	735,000	746,637
Kronos 2nd Lien 9.25% (LIBOR03M + 8.25%) 11/1/24 ●	1,405,000	1,452,419
Russell Investments US Institutional Holdco Tranche B 1st
Lien 5.25% (LIBOR03M + 4.25%) 6/1/23 ●	1,416,507	1,435,689
Summit Midstream Partners Holdings Tranche B 1st Lien
7.00% (LIBOR03M + 6.00%) 5/21/22 ●	733,163	747,826
Windstream Services Tranche B6 1st Lien 4.75%
(LIBOR03M + 4.00%) 3/30/21 ●	1,531,134	1,438,788
Total Loan Agreements (cost $7,206,684)		7,625,455

Municipal Bond – 0.30%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	865,000	813,100
Total Municipal Bond (cost $832,695)		813,100

	Number of shares
Common Stock – 0.00%
Century Communications =†	4,250,000	0
Total Common Stock (cost $128,662)		0

Preferred Stock – 1.45%
Bank of America 6.50% µψ	1,725,000	1,975,125
GMAC Capital Trust I 7.10% (LIBOR03M + 5.785%)
2/15/40 ●	73,000	1,916,980
Total Preferred Stock (cost $3,646,500)		3,892,105

NQ-137 [10/17] 12/17 (316647)     7

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)
Short-Term Investments – 2.33%
Discount Note – 0.27%≠
Federal Home Loan Bank 0.85% 11/1/17	735,729	$735,729
		735,729
Repurchase Agreements – 2.06%
Bank of America Merrill Lynch
0.97%, dated 10/31/17, to be repurchased on 11/1/17,
repurchase price $1,440,761 (collateralized by US
government obligations 0.00%-9.00%
11/24/17-5/15/47; market value $1,469,537)	1,440,722	1,440,722
BNP Paribas
1.00%, dated 10/31/17, to be repurchased on 11/1/17,
repurchase price $4,069,734 (collateralized by US
government obligations 0.00%-5.00%
2/15/18-2/15/46; market value $4,151,014)	4,069,621	4,069,621
		5,510,343
Total Short-Term Investments (cost $6,246,072)		6,246,072

Total Value of Securities – 99.60%
(cost $257,265,530)		266,766,192
Receivables and Other Assets Net of Liabilities – 0.40%		1,068,260
Net Assets Applicable to 68,922,849 Shares Outstanding – 100.00%		$267,834,452

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2017, the aggregate value of Rule 144A securities was $143,814,797, which represents 53.70% of the Fund’s net assets.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Oct. 31, 2017. Rate will reset at a future date.
ψ	No contractual maturity date.
†	Non-income producing security.
●

Variable rate investment. Interest rates reset periodically. Rate shown reflects the rate in effect at Oct. 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

8     NQ-137 [10/17] 12/17 (316647)

Summary of abbreviation:
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
USD – US Dollar

See accompanying notes.

NQ-137 [10/17] 12/17 (316647)     9

Notes
Delaware High-Yield Opportunities Fund	October 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Income Funds – Delaware High-Yield Opportunities Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

10     NQ-137 [10/17] 12/17 (316647)

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporate Debt	$—	$248,189,460	$—	$248,189,460
Loan Agreements	—	7,625,455	—	7,625,455
Municipal Bond	—	813,100	—	813,100
Common Stock	—	—	—	—
Preferred Stock[1]	1,916,980	1,975,125	—	3,892,105
Short-Term Investments	—	6,246,072	—	6,246,072
Total Value of Securities	$1,916,980	$264,849,212	$—	$266,766,192

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable input or matrix-price investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total value of this security type:

	Level 1	Level 2	Total
Preferred Stock	49.25%	50.75%	100.00%

The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investments in this table.

During the period ended Oct. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the level 3 investment was not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

NQ-137 [10/17] 12/17 (316647)     11

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

12     NQ-137 [10/17] 12/17 (316647)

Schedule of investments
Delaware Floating Rate Fund	October 31, 2017 (Unaudited)

	Principal amount°	Value (US $)
Collateralized Debt Obligation – 0.14%
Apex Credit CLO
Series 2015-2A AX 144A 2.803% (LIBOR03M + 1.45%)
10/19/26 #●	356,667	$357,824
Total Collateralized Debt Obligation (cost $353,323)		357,824

Corporate Bonds – 13.99%
Banking – 2.54%
Credit Suisse Group 144A 6.25%#µψ	300,000	328,875
Lloyds Banking Group 7.50%µψ	1,300,000	1,486,875
Popular 7.00% 7/1/19	2,000,000	2,050,000
Royal Bank of Scotland Group 8.625%µψ	1,300,000	1,475,370
UBS Group 6.875%µψ	1,300,000	1,462,083
		6,803,203
Basic Industry – 1.87%
Freeport-McMoRan 6.875% 2/15/23	2,000,000	2,197,740
Hudbay Minerals 144A 7.25% 1/15/23 #	500,000	541,250
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	2,000,000	2,255,000
		4,993,990
Capital Goods – 0.54%
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	1,000,000	1,110,000
Zekelman Industries 144A 9.875% 6/15/23 #	300,000	339,750
		1,449,750
Communications – 2.59%
Altice Luxembourg 144A 7.75% 5/15/22 #	2,000,000	2,120,000
CSC Holdings 144A 10.875% 10/15/25 #	2,000,000	2,455,000
SFR Group 144A 7.375% 5/1/26 #	500,000	539,375
Sprint 7.875% 9/15/23	500,000	560,000
Sprint Communications 11.50% 11/15/21	1,000,000	1,257,500
		6,931,875
Consumer Cyclical – 0.83%
Scientific Games International 10.00% 12/1/22	2,000,000	2,217,500
		2,217,500
Consumer Non-Cyclical – 2.68%
HCA 7.50% 2/15/22	3,000,000	3,412,500
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	500,000	539,375
Prime Security Services Borrower 144A 9.25% 5/15/23 #	1,750,000	1,943,725
Surgery Center Holdings 144A 8.875% 4/15/21 #	1,000,000	1,025,000
Tenet Healthcare 8.125% 4/1/22	250,000	251,250
		7,171,850
Energy – 0.58%
Genesis Energy 6.75% 8/1/22	1,500,000	1,556,250
		1,556,250

NQ-215 [10/17] 12/17 (316724)     1

Schedule of investments
Delaware Floating Rate Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance – 0.04%
AssuredPartners 144A 7.00% 8/15/25 #	100,000	$104,500
		104,500
Technology – 2.07%
First Data 144A 7.00% 12/1/23 #	2,000,000	2,145,040
Genesys Telecommunications Laboratories 144A
10.00% 11/30/24 #	2,000,000	2,262,500
Solera 144A 10.50% 3/1/24 #	1,000,000	1,145,000
		5,552,540
Utilities – 0.25%
Calpine 5.75% 1/15/25	150,000	143,156
Dynegy 7.375% 11/1/22	500,000	536,875
		680,031
Total Corporate Bonds (cost $37,417,404)		37,461,489

Loan Agreements – 86.56%
AES Tranche B 1st Lien 2.75% (LIBOR03M + 2.00%)
5/19/22 ●	1,990,000	1,996,633
Air Medical Group Holdings Tranche B 1st Lien 4.25%
(LIBOR03M + 3.25%) 4/28/22 ●	1,646,878	1,645,162
Air Medical Group Holdings Tranche B1 1st Lien 5.00%
(LIBOR03M + 4.00%) 4/28/22 ●	456,479	458,191
Albertson’s Tranche B 1st Lien 3.50% (LIBOR03M +
2.75%) 8/25/21 ●	2,463,354	2,394,072
Alpha 3 Tranche B1 1st Lien 4.00% (LIBOR03M + 3.00%)
1/31/24 ●	1,733,775	1,746,778
Altice US Finance I Tranche B 1st Lien 2.25% (LIBOR03M
+ 2.25%) 7/28/25 ●	3,491,250	3,493,977
American Airlines Tranche B 1st Lien 3.25% (LIBOR03M +
2.50%) 12/14/23 ●	1,333,659	1,337,734
American Tire Distributors 1st Lien 5.25% (LIBOR03M +
4.25%) 9/1/21 ●	1,492,347	1,500,586
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%)
9/19/25 ●	2,745,000	2,833,642
AssuredPartners Tranche B 1st Lien 3.50% (LIBOR03M +
3.50%) 10/22/24 ●	3,000,000	3,024,063
ATI Holdings Acquisition Tranche B 1st Lien 4.50%
(LIBOR03M + 3.50%) 5/10/23 ●	610,704	618,911
BCP Raptor 1st Lien 5.25% (LIBOR03M + 4.25%) 6/8/24 ●	1,246,875	1,262,851
BCP Renaissance Parent Tranche B 1st Lien 5.00%
(LIBOR03M + 4.00%) 10/31/24 ●	500,000	506,328
Beacon Roofing Supply Tranche B 1st Lien 2.25%
(LIBOR03M + 2.25%) 1/2/25 ●	1,000,000	1,007,083

2     NQ-215 [10/17] 12/17 (316724)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Blue Ribbon 1st Lien 5.00% (LIBOR03M + 4.00%)
11/13/21 ●	1,385,768	$1,377,973
Boyd Gaming Tranche B 1st Lien 2.50% (LIBOR03M +
2.50%) 9/15/23 ●	2,918,188	2,935,414
Builders FirstSource 1st Lien 4.00% (LIBOR03M + 3.00%)
2/29/24 ●	2,411,986	2,424,045
BWAY Tranche B 1st Lien 3.25% (LIBOR03M + 3.25%)
4/3/24 ●	2,493,750	2,504,214
Calpine Construction Finance Tranche B1 1st Lien 3.00%
(LIBOR03M + 2.25%) 5/3/20 ●	242,468	243,263
Calpine Tranche B 1st Lien 2.75% (LIBOR03M + 2.75%)
1/15/23 ●	1,365,537	1,372,365
CenturyLink Escrow Tranche B 1st Lien 2.75% (LIBOR03M
+ 2.75%) 1/31/25 ●	1,570,000	1,551,193
CEOC LLC Tranche B 1st Lien 2.50% (LIBOR03M +
2.50%) 10/6/24 ●	1,500,000	1,503,163
CH Hold 2nd Lien 8.25% (LIBOR03M + 7.25%) 2/1/25 ●	1,620,000	1,662,020
Change Healthcare Holdings Tranche B 1st Lien 3.75%
(LIBOR03M + 2.75%) 3/1/24 ●	2,985,000	3,004,486
Charter Communications Operating Tranche E 1st Lien
2.00% (LIBOR03M + 2.00%) 7/1/20 ●	1,292	1,299
Chesapeake Energy 1st Lien 8.50% (LIBOR03M + 7.50%)
8/23/21 ●	2,090,000	2,250,407
CityCenter Holdings Tranche B 1st Lien 3.25% (LIBOR03M
+ 2.50%) 4/18/24 ●	748,125	752,158
Constellis Holdings 1st Lien
6.00% (LIBOR03M + 5.00%) 4/21/24 ●	1,105,000	1,103,619
6.00% (LIBOR03M + 5.00%) 4/21/24 ●	500,000	499,375
Constellis Holdings 2nd Lien 10.00% (LIBOR03M + 9.00%)
4/21/25 ●	295,000	292,849
Core & Main Tranche B 1st Lien 4.00% (LIBOR03M +
3.00%) 8/1/24 ●	2,500,000	2,524,480
CPI International 1st Lien 4.50% (LIBOR03M + 3.50%)
7/26/24 ●	500,000	501,953
CSC Holdings Tranche B 1st Lien 2.25% (LIBOR03M +
2.25%) 7/17/25 ●	2,695,113	2,691,725
Cyxtera DC Holdings 2nd Lien 8.25% (LIBOR03M +
7.25%) 5/1/25 ●	1,000,000	1,015,833
DaVita Tranche B 1st Lien 3.50% (LIBOR03M + 2.75%)
6/24/21 ●	1,388,363	1,401,870
Diamond 1st Lien 3.00% (LIBOR03M + 3.00%) 9/6/24 ●	1,000,000	1,003,606
Digicel International Finance Tranche B 1st Lien 4.75%
(LIBOR03M + 3.75%) 5/10/24 ●	3,000,000	3,024,375
Dynegy Tranche C 1st Lien 4.25% (LIBOR03M + 3.25%)
2/7/24 ●	1,620,016	1,631,379

NQ-215 [10/17] 12/17 (316724)     3

Schedule of investments
Delaware Floating Rate Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Eldorado Resorts Tranche B 1st Lien 2.25% (LIBOR03M +
2.25%) 4/17/24 ●	1,354,138	$1,358,370
Energy Future Intermediate Holding 1st Lien 4.00%
(LIBOR03M + 3.00%) 6/28/18 ●	3,000,000	3,020,625
Energy Transfer Equity Tranche B 1st Lien 2.00%
(LIBOR03M + 2.00%) 2/2/24 ●	1,366,867	1,366,120
Envision Healthcare Tranche C 1st Lien 3.75% (LIBOR03M
+ 3.00%) 12/1/23 ●	497,494	500,396
ESH Hospitality Tranche B 1st Lien 2.50% (LIBOR03M +
2.50%) 8/30/23 ●	1,780,806	1,794,409
ExamWorks Group Tranche B1 1st Lien 4.25% (LIBOR03M
+ 3.25%) 7/27/23 ●	1,074,170	1,082,898
First Data 1st Lien
2.25% (LIBOR03M + 2.25%) 7/10/22 ●	799,651	802,952
2.50% (LIBOR03M + 2.50%) 4/26/24 ●	1,107,598	1,114,407
First Eagle Holdings Tranche B 1st Lien 3.75% (LIBOR03M
+ 3.00%) 12/1/22 ●	1,995,000	2,014,014
Flex Acquisition 1st Lien 4.00% (LIBOR03M + 3.00%)
12/29/23 ●	2,253,700	2,270,837
Flying Fortress Holdings Tranche B 1st Lien 2.00%
(LIBOR03M + 2.00%) 11/2/22 ●	775,000	780,328
Frontier Communications Tranche B 1st Lien 4.50%
(LIBOR03M + 3.75%) 6/15/24 ●	1,416,450	1,351,160
Gardner Denver Tranche B 1st Lien 2.75% (LIBOR03M +
2.75%) 7/30/24 ●	3,429,013	3,445,452
Gates Global Tranche B 1st Lien 4.25% (LIBOR03M +
3.25%) 3/31/24 ●	1,961,330	1,975,148
Genoa a QoL Healthcare 1st Lien 4.25% (LIBOR03M +
3.25%) 10/28/23 ●	990,019	998,836
Greeneden US Holdings II Tranche B 1st Lien 3.75%
(LIBOR03M + 3.75%) 12/1/23 ●	1,922,999	1,935,189
Greenhill Tranche B 1st Lien 4.75% (LIBOR03M + 3.75%)
10/12/22 ●	2,000,000	2,011,250
Hayward Industries Tranche B 1st Lien 3.50% (LIBOR03M
+ 3.50%) 8/4/24 ●	1,000,000	1,010,417
HCA Tranche B9 1st Lien 2.00% (LIBOR03M + 2.00%)
3/18/23 ●	1,191,989	1,198,942
Hilton Worldwide Finance Tranche B2 1st Lien 2.00%
(LIBOR03M + 2.00%) 10/25/23 ●	1,243,750	1,252,535
Houghton International 1st Lien 4.00% (LIBOR03M +
3.00%) 12/20/19 ●	1,100,161	1,106,350
Hoya Midco Tranche B 1st Lien 5.00% (LIBOR03M +
4.00%) 6/30/24 ●	2,693,250	2,703,350
HUB International Tranche B 1st Lien 4.25% (LIBOR03M +
3.25%) 10/2/20 ●	2,421,303	2,443,405

4     NQ-215 [10/17] 12/17 (316724)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
HVSC Merger Sub 1st Lien 5.00% (LIBOR03M + 4.00%)
10/20/24 ●	3,000,000	$3,032,814
HVSC Merger Sub 2nd Lien 9.25% (LIBOR03M + 8.25%)
10/20/25 ●	2,000,000	2,000,000
Hyperion Insurance Group Tranche B 1st Lien 5.00%
(LIBOR03M + 4.00%) 4/29/22 ●	1,723,156	1,744,158
INC Research Holdings Tranche B 1st Lien 2.25%
(LIBOR03M + 2.25%) 6/26/24 ●	1,476,563	1,485,945
INEOS US Finance Tranche B 1st Lien
2.00% (LIBOR03M + 2.00%) 3/31/24 ●	2,000,000	2,005,834
2.75% (LIBOR03M + 2.75%) 3/31/22 ●	2,984,963	2,996,344
JBS USA LUX Tranche B 1st Lien 3.25% (LIBOR03M +
2.50%) 10/30/22 ●	1,115,884	1,099,843
JC Penney Tranche B 1st Lien 5.25% (LIBOR03M +
4.25%) 6/23/23 ●	1,358,410	1,253,416
Kingpin Intermediate Holdings Tranche B 1st Lien 5.25%
(LIBOR03M + 4.25%) 6/29/24 ●	1,496,250	1,512,130
Kingpin Intermediate Holdings Tranche B 2nd Lien 9.75%
(LIBOR03M + 8.75%) 6/29/25 ●	750,000	763,350
Kloeckner Pentaplast of America Tranche B 1st Lien
5.25% (LIBOR03M + 4.25%) 6/29/22 ●	1,500,000	1,510,001
Kraton Polymers Tranche B 1st Lien 4.00% (LIBOR03M +
3.00%) 1/6/22 ●	1,086,635	1,104,089
Kronos 2nd Lien 9.25% (LIBOR03M + 8.25%) 11/1/24 ●	1,030,000	1,064,763
Kronos Tranche B 1st Lien 4.50% (LIBOR03M + 3.50%)
11/1/23 ●	1,478,844	1,490,578
Las Vegas Sands 1st Lien 2.00% (LIBOR03M + 2.00%)
3/29/24 ●	1,489,981	1,499,810
Level 3 Financing Tranche B 1st Lien 2.25% (LIBOR03M +
2.25%) 2/22/24 ●	1,500,000	1,505,893
Mallinckrodt International Finance Tranche B 1st Lien
3.50% (LIBOR03M + 2.75%) 9/24/24 ●	995,000	998,316
MCC Iowa Tranche M 1st Lien 2.75% (LIBOR03M +
2.00%) 1/15/25 ●	2,000,000	2,010,834
MGM Growth Properties Operating Partnership Tranche B
1st Lien 2.25% (LIBOR03M + 2.25%) 4/25/23 ●	1,239,897	1,247,646
Mohegan Gaming & Entertainment Tranche B 1st Lien
5.00% (LIBOR03M + 4.00%) 10/13/23 ●	2,225,139	2,251,563
MPH Acquisition Holdings Tranche B 1st Lien 4.00%
(LIBOR03M + 3.00%) 6/7/23 ●	2,920,552	2,946,472
MRO Holdings 1st Lien 6.25% (LIBOR03M + 5.25%)
10/20/23 ●	1,500,000	1,509,375
NFP Tranche B 1st Lien 4.50% (LIBOR03M + 3.50%)
1/8/24 ●	997,487	1,007,997

NQ-215 [10/17] 12/17 (316724)     5

Schedule of investments
Delaware Floating Rate Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
ON Semiconductor Tranche B 1st Lien 2.25% (LIBOR03M
+ 2.25%) 3/31/23 ●	1,030,693	$1,036,437
Panda Hummel Tranche B1 1st Lien 7.00% (LIBOR03M +
6.00%) 10/27/22 ●	295,000	273,613
Panda Stonewall Tranche B 6.50% (LIBOR03M + 5.50%)
11/13/21 =●	568,000	535,340
PAREXEL International Tranche B 1st Lien 3.00%
(LIBOR03M + 3.00%) 9/27/24 ●	1,000,000	1,011,000
Penn National Gaming Tranche B 1st Lien 3.25%
(LIBOR03M + 2.50%) 1/19/24 ●	248,750	250,327
PetSmart Tranche B 1st Lien 4.00% (LIBOR03M + 3.00%)
3/10/22 ●	903,856	778,870
PharMerica Tranche B 1st Lien 4.50% (LIBOR03M +
3.50%) 9/26/24 ●	2,000,000	2,013,750
PharMerica Tranche B 2nd Lien 8.75% (LIBOR03M +
7.75%) 9/26/25 ●	1,500,000	1,509,375
Plastipak Holdings Tranche B 1st Lien 3.75% (LIBOR03M
+ 2.75%) 10/10/24 ●	2,000,000	2,017,084
PQ Tranche B 1st Lien 3.25% (LIBOR03M + 3.25%)
11/4/22 ●	1,439,811	1,457,937
Prestige Brands Tranche B 1st Lien 3.50% (LIBOR03M +
2.75%) 1/26/24 ●	666,689	671,637
Radiate Holdco 1st Lien 3.75% (LIBOR03M + 3.00%)
2/1/24 ●	1,233,800	1,223,100
Rite Aid Tranche 1 2nd Lien 5.75% (LIBOR03M + 4.75%)
8/21/20 ●	1,500,000	1,518,750
RPI Finance Trust Tranche B6 1st Lien 2.00% (LIBOR03M
+ 2.00%) 3/27/23 ●	892,773	897,175
Russell Investments US Institutional Holdco Tranche B 1st
Lien 5.25% (LIBOR03M + 4.25%) 6/1/23 ●	2,984,886	3,025,308
Sable International Finance Tranche B3 1st Lien 3.50%
(LIBOR03M + 3.50%) 1/31/25 ●	2,500,000	2,509,570
SAM Finance Tranche B 1st Lien 4.25% (LIBOR03M +
3.25%) 12/17/20 ●	913,140	918,928
Scientific Games International Tranche B4 1st Lien 3.25%
(LIBOR03M + 3.25%) 8/14/24 ●	1,500,000	1,519,219
SFR Group Tranche B 1st Lien 2.75% (LIBOR03M +
2.75%) 7/18/25 ●	1,965,125	1,966,047
SFR Group Tranche B12 1st Lien 3.00% (LIBOR03M +
3.00%) 1/31/26 ●	977,012	979,353
Sinclair Television Group Tranche B2 1st Lien 2.25%
(LIBOR03M + 2.25%) 1/3/24 ●	595,500	597,733
Sprint Communications Tranche B 1st Lien 3.25%
(LIBOR03M + 2.50%) 2/2/24 ●	4,555,853	4,574,564

6     NQ-215 [10/17] 12/17 (316724)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
StandardAero Aviation Holdings 1st Lien
4.75% (LIBOR03M + 3.75%) 7/7/22 ●	2,065,686	$2,086,159
4.75% (LIBOR03M + 3.75%) 7/7/22 ●	500,000	504,955
Staples 1st Lien 5.00% (LIBOR03M + 4.00%) 9/12/24 ●	1,499,000	1,417,747
Stars Group Holdings 2nd Lien 8.00% (LIBOR03M +
7.00%) 8/1/22 ●	226,190	228,452
Stars Group Holdings Tranche B 1st Lien 4.50%
(LIBOR03M + 3.50%) 8/1/21 ●	2,487,277	2,506,554
Summit Materials Tranche B1 1st Lien 3.50% (LIBOR03M
+ 2.75%) 7/17/22 ●	571,838	577,080
Summit Midstream Partners Holdings Tranche B 1st Lien
7.00% (LIBOR03M + 6.00%) 5/21/22 ●	1,745,625	1,780,537
Surgery Center Holdings 1st Lien 4.25% (LIBOR03M +
3.25%) 9/3/24 ●	2,000,000	1,989,500
Team Health Holdings Tranche B 1st Lien 3.75%
(LIBOR03M + 2.75%) 2/6/24 ●	3,233,750	3,206,803
Telenet Financing USD Tranche A1 1st Lien 2.75%
(LIBOR03M + 2.75%) 6/30/25 ●	2,915,000	2,929,980
TKC Holdings 1st Lien 5.25% (LIBOR03M + 4.25%)
2/1/23 ●	2,983,753	3,014,990
TMS International Tranche B 1st Lien 4.00% (LIBOR03M +
3.00%) 8/14/24 ●	1,500,000	1,504,669
TransDigm Tranche F 1st Lien 3.75% (LIBOR03M +
3.00%) 6/9/23 ●	1,666,882	1,676,031
Traverse Midstream Partners Tranche B 1st Lien 5.00%
(LIBOR03M + 4.00%) 9/27/24 ●	3,500,000	3,557,313
Tribune Media Tranche B 1st Lien 3.75% (LIBOR03M +
3.00%) 12/27/20 ●	35,259	35,420
Tribune Media Tranche C 1st Lien 3.75% (LIBOR03M +
3.00%) 1/27/24 ●	912,330	915,519
Trident TPI Holdings 1st Lien 4.25% (LIBOR03M + 3.25%)
10/5/24 ●	1,500,000	1,512,499
Trinseo Materials Operating 1st Lien 2.50% (LIBOR03M +
2.50%) 9/6/24 ●	500,000	504,791
Tronox Blocked Borrower Tranche B 1st Lien 3.00%
(LIBOR03M + 3.00%) 9/22/24 ●	906,977	913,071
Tronox Finance Tranche B 1st Lien 3.00% (LIBOR03M +
3.00%) 9/22/24 ●	2,093,023	2,107,086
Uniti Group 1st Lien 4.00% (LIBOR03M + 3.00%)
10/24/22 ●	1,112,774	1,069,997
Unitymedia Finance Tranche B 1st Lien 2.25% (LIBOR03M
+ 2.25%) 9/30/25 ●	2,700,000	2,702,624
Univar USA Tranche B 1st Lien 2.75% (LIBOR03M +
2.75%) 7/1/22 ●	2,009,478	2,020,467

NQ-215 [10/17] 12/17 (316724)     7

Schedule of investments
Delaware Floating Rate Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Univision Communications Tranche C 1st Lien 3.75%
(LIBOR03M + 2.75%) 3/15/24 ●	3,099,240	$3,088,321
UPC Financing Partnership Tranche AR 1st Lien 2.50%
(LIBOR03M + 2.50%) 1/15/26 ●	1,500,000	1,506,750
USI Tranche B 1st Lien
3.00% (LIBOR03M + 3.00%) 5/16/24 ●	2,500,000	2,505,937
3.00% (LIBOR03M + 3.00%) 5/16/24 ●	750,000	749,531
USIC Holdings 1st Lien 4.50% (LIBOR03M + 3.50%)
12/9/23 ●	2,930,362	2,956,920
USS Ultimate Holdings 1st Lien 4.75% (LIBOR03M +
3.75%) 8/25/24 ●	500,000	505,521
USS Ultimate Holdings 2nd Lien 8.75% (LIBOR03M +
7.75%) 8/25/25 ●	1,500,000	1,514,375
Valeant Pharmaceuticals International Tranche BF1 1st
Lien 5.50% (LIBOR03M + 4.75%) 4/1/22 ●	1,380,000	1,408,290
VC GB Holdings 2nd Lien 9.00% (LIBOR03M + 8.00%)
2/28/25 =●	1,085,000	1,079,575
Virgin Media Bristol Tranche I 1st Lien 2.75% (LIBOR03M
+ 2.75%) 1/31/25 ●	820,000	824,036
Western Digital 1st Lien 3.50% (LIBOR03M + 2.75%)
4/29/23 ●	2,476,275	2,494,075
WideOpenWest Finance Tranche B 1st Lien 4.25%
(LIBOR03M + 3.25%) 8/19/23 ●	1,881,079	1,885,615
Windstream Services Tranche B6 1st Lien 4.75%
(LIBOR03M + 4.00%) 3/30/21 ●	1,982,071	1,862,528
Zayo Group Tranche B2 1st Lien 3.25% (LIBOR03M +
2.25%) 1/19/24 ●	178,741	179,449
Zekelman Industries 1st Lien 3.75% (LIBOR03M + 2.75%)
6/14/21 ●	2,438,938	2,455,052
Total Loan Agreements (cost $229,989,338)		231,740,972

	Number of
	shares
Preferred Stock – 0.67%
Bank of America
6.50% µψ	300,000	343,500
8.125% µψ	1,000,000	1,032,850
Integrys Holdings 6.00% 8/1/73 µ	14,900	421,856
Total Preferred Stock (cost $1,742,319)		1,798,206

8     NQ-215 [10/17] 12/17 (316724)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 1.10%
Discount Note – 0.13%≠
Federal Home Loan Bank 0.85% 11/1/17	345,649	$345,649
		345,649
Repurchase Agreements – 0.97%
Bank of America Merrill Lynch
0.97%, dated 10/31/17, to be repurchased on 11/1/17,
repurchase price $676,877 (collateralized by US
government obligations 0.00%–9.00%
11/24/17–5/15/47; market value $690,396)	676,858	676,858
BNP Paribas
1.00%, dated 10/31/17, to be repurchased on 11/1/17,
repurchase price $1,911,982 (collateralized by US
government obligations 0.00%–5.00%
2/15/18–2/15/46; market value $1,950,167)	1,911,929	1,911,929
		2,588,787
Total Short-Term Investments (cost $2,934,436)		2,934,436

Total Value of Securities – 102.46%
(cost $272,436,820)		274,292,927
Liabilities Net of Receivables and Other Assets – (2.46%)		(6,578,577)
Net Assets Applicable to 31,921,358 Shares Outstanding – 100.00%		$267,714,350

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2017, the aggregate value of Rule 144A securities was $19,212,214, which represents 7.18% of the Fund’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Oct. 31, 2017. Rate will reset at a future date.
ψ	No contractual maturity date.
●	Variable rate investment. Interest rates reset periodically. Rate shown reflects the rate in effect at Oct. 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

NQ-215 [10/17] 12/17 (316724)     9

Schedule of investments
Delaware Floating Rate Fund (Unaudited)

Summary of Abbreviations:
CLO – Collateralized Loan Obligation
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
USD – US Dollar

See accompanying notes.

10     NQ-215 [10/17] 12/17 (316724)

Notes
Delaware Floating Rate Fund	October 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Income Funds – Delaware Floating Rate Fund. This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-215 [10/17] 12/17 (316724)     11

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2017:

Securities	Level 2	Level 3	Total
Assets:
Corporate Debt	$37,819,313	$—	$37,819,313
Loan Agreements[1]	230,126,057	1,614,915	231,740,972
Preferred Stock	1,798,206	—	1,798,206
Short-Term Investments	2,934,436	—	2,934,436
Total Value of Securities	$272,678,012	$1,614,915	$274,292,927

1Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 2 investments, and Level 3 investments represent the following percentages of the market value of this security type:

	Level 2	Level 3	Total
Loan Agreements	99.30%	0.70%	100.00%

During the period ended Oct. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

12     NQ-215 [10/17] 12/17 (316724)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2017, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-215 [10/17] 12/17 (316724)     13

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: